CURRENT AND DEFERRED TAXES	12 Months Ended
Dec. 31, 2021
Disclosure of income tax [text block] [Abstract]
CURRENT AND DEFERRED TAXES

NOTE 18 - CURRENT AND DEFERRED TAXES

In the year ended December 31, 2021, the income tax provision was calculated for such period, applying the partially semi-integrated taxation system and a rate of 27%, in accordance with the Law No. 21,210, which modernizes the Tax Legislation, published in the Journal of the Republic of Chile, dated February 24, 2020.

The net result for deferred tax corresponds to the variation of the year, of the assets and liabilities for deferred taxes generated by temporary differences and tax losses.

For the permanent differences that give rise to a book value of assets and liabilities other than their tax value, no deferred tax has been recorded since they are caused by transactions that are recorded in the financial statements and that will have no effect on spending tax for income tax.

(a)	Current taxes

(a.1) The composition of the current tax assets is the following:

	Current assets		Non-current assets		Total assets
	As of	As of	As of	As of	As of	As of
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2021	2020	2021	2020	2021	2020
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Provisional monthly payments (advances)	32,086	36,788	-	-	32,086	36,788
Other recoverable credits	9,171	5,532	-	-	9,171	5,532
Total current tax assets	41,257	42,320	-	-	41,257	42,320

(a.2)	The composition of the current tax liabilities are as follows:

	Current liabilities		Non-current liabilities		Total liabilities
	As of	As of	As of	As of	As of	As of
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2021	2020	2021	2020	2021	2020
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Income tax provision	675	656	-	-	675	656
Total current tax liabilities	675	656	-	-	675	656

(b) Deferred taxes

The balances of deferred tax are the following:

	Assets		Liabilities
	As of	As of	As of	As of
Concept	December 31,	December 31,	December 31,	December 31,
	2021	2020	2021	2020
	ThUS$	ThUS$	ThUS$	ThUS$

Properties, Plants and equipment	(1,128,225)	(1,314,456)	80,468	81,881
Assets by right of use	715,440	229,119	(68)	(136)
Amortization	(44,605)	(65,139)	10	9
Provisions	111,468	212,492	74,047	68,462
Revaluation of financial instruments	(16,575)	(18,133)	-	-
Tax losses	358,284	1,496,952	(87,378)	(60,785)
Intangibles	-	-	254,155	270,681
Other	19,503	23,981	19,777	24,168

Total	15,290	564,816	341,011	384,280

The balance of deferred tax assets and liabilities are composed primarily of temporary differences to be reversed in the long term.

Movements of Deferred tax assets and liabilities

(a) From January 1 to December 31, 2019

	Opening	Recognized in	Recognized in	Exchange	Ending
	balance	consolidated	comprehensive	rate	balance
	Assets/(liabilities)	income	income	variation	Asset (liability)
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$

Property, plant and equipment	(1,582,496)	67,237	-	1,355	(1,513,904)
Assets for right of use	85,752	47,729	-	-	133,481
Amortization	(56,863)	3,345	-	382	(53,136)
Provisions	37,328	13,881	2,873	(10,515)	43,567
Revaluation of financial instruments	(13)	10,142	414	(264)	10,279
Tax losses	1,369,150	(10,116)	-	(2,766)	1,356,268
Intangibles	(351,238)	(11,718)	-	13,874	(349,082)
Others	(14,662)	5,844	-	125	(8,693)
Total	(513,042)	126,344	3,287	2,191	(381,220)

(b) From January 1 to December 31, 2020

	Opening balance Assets/ (liabilities)	Recognized in consolidated income	Recognized in comprehensive income	Exchange rate variation	Ending balance Asset (liability)
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$

Property, plant and equipment	(1,513,904)	110,010	-	7,557	(1,396,337)
Assets for right of use	133,481	95,774	-	-	229,255
Amortization	(53,136)	(14,142)	-	2,130	(65,148)
Provisions	43,567	158,178	924	(58,639)	144,030
Revaluation of financial instruments	10,279	(27,901)	959	(1,470)	(18,133)
Tax losses	1,356,268	216,897	-	(15,428)	1,557,737
Intangibles	(349,082)	1,030	-	77,371	(270,681)
Others	(8,693)	6,541	-	1,965	(187)
Total	(381,220)	546,387	1,883	13,486	180,536

(c) From January 1 to December 31, 2021

	Opening	Recognized in	Recognized in	Exchange	Ending
	balance	consolidated	comprehensive	rate	balance
	Assets/(liabilities)	income	income	variation	Asset (liability)
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$

Property, plant and equipment	(1,396,337)	187,644	-	-	(1,208,693)
Assets for right of use	229,255	486,253	-	-	715,508
Amortization	(65,148)	20,533	-	-	(44,615)
Provisions	144,030	(103,826)	(2,783)	-	37,421
Revaluation of financial instruments	(18,133)	1,616	(58)	-	(16,575)
Tax losses (*)	1,557,737	(1,112,075)	-	-	445,662
Intangibles	(270,681)	(1,394)	-	17,920	(254,155)
Others	(187)	(87)	-	-	(274)
Total	180,536	(521,336)	(2,841)	17,920	(325,721)

Unrecognized deferred tax assets:

Deferred tax assets are recognized to the extent that it is probable that the corresponding tax benefit will be realized in the future. In total the company has not recognized deferred tax assets for ThUS$ 2,638,473 (ThUS$ 749,100 as of December 31, 2020) which include deferred tax assets related to negative tax results of ThUS$ 9,030,059 (ThUS$ 1,433,474 at December 31, 2020).

(*)	As stated in note 2c), on November 26th, 2021 the Company filed a Reorganization Plan and Disclosure Statement in which, among other items, financial forecasts are included together with the proposed issuance of new shares and convertible bonds. With the referred information, the Company management updated its analysis on the recoverability of deferred tax assets and determined that during the time covered by the financial forecast it will not be probable that part of such deferred tax assets may offset future taxable profits. Therefore, the Company during the fourth quarter of 2021 derecognized deferred tax assets not considered recoverable in the amount of THUS$1,251,912.

Deferred tax expense and current income/(loss) taxes:

	For the year ended
	December 31,
	2021	2020	2019
	ThUS$	ThUS$	ThUS$
Current tax expense
Current tax expense	(47,139)	3,602	(72,999)
Adjustment to previous period’s current tax	(460)	199	352
Total current tax expense, net	(47,599)	3,801	(72,647)

Deferred tax expense
Deferred expense for taxes related to the creation and reversal of temporary differences	(521,336)	546,387	126,344
Total deferred tax expense, net	(521,336)	546,387	126,344
Income/(loss) tax expense	(568,935)	550,188	53,697

Composition of income/(loss) tax expense:

	For the year ended
	December 31,
	2021	2020	2019
	ThUS$	ThUS$	ThUS$
Current tax expense, net, foreign	(9,943)	(4,232)	(76,806)
Current tax expense, net, Chile	(37,656)	8,033	4,159
Total current tax expense, net	(47,599)	3,801	(72,647)
Deferred tax expense, net, foreign	4,309	(235,963)	(37,294)
Deferred tax expense, net, Chile	(525,645)	782,350	163,638
Deferred tax expense, net, total	(521,336)	546,387	126,344
Income tax (expense)/benefit	(568,935)	550,188	53,697

Income before tax from the Chilean legal tax rate (27% as of December 31, 2021 and 2020)

	For the year ended December 31,			For the year ended December 31,
	2021	2020	2019	2021	2020	2019
	ThUS$	ThUS$	ThUS$	%	%	%
Tax expense using the legal rate	1,102,736	1,378,547	(38,318)	(27.00)	(27.00)	(27.00)

Tax effect of rates in other jurisdictions	54,775	58,268	(20,082)	(1.34)	(1.14)	(14.15)
Tax effect of non-taxable operating revenues	9,444	19,529	13,125	(0.23)	(0.38)	9.25
Tax effect of disallowable expenses	(30,928)	(40,528)	(66,257)	0.76	0.79	(46.69)
Other increases (decreases):
Derecognition of deferred tax liabilities for early termination of aircraft financing	205,458	294,969	145,930	(5.03)	(5.78)	102.83
Tax effect for goodwill impairment losses	-	(453,681)	-	-	8.89	-
Derecognition of deferred tax assets not recoverable	(1,251,912)	(237,637)	-	30.65	4.65	-
Deferred tax asset not recognized	(667,702)	(414,741)	-	16.35	8.12	-
Other increases (decreases):	9,194	(54,538)	19,299	(0.23)	1.07	13.60
Total adjustments to tax expense using the legal rate	(1,671,671)	(828,359)	92,015	40.93	16.22	64.84
Tax expense using the effective rate	(568,935)	550,188	53,697	13.93	(10.78)	37.84

Deferred taxes related to items charged to equity:

	For the year ended
	December 31,
	2021	2020
	ThUS$	ThUS$
Aggregate deferred taxation of components of other comprehensive income	(2,841)	1,883